BOARD OF DIRECTORS - Shares held (Details) - Key management personnel of entity or parent	Dec. 31, 2020 shares
Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	651,438
Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	230,000
P. Sekhri | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	110,000
P. Sekhri | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	230,000
A. de Winter | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	213,125
A. de Winter | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
J.B. Ward | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	328,313
J.B. Ward | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
Ms D. Jorn | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	0
Ms D. Jorn | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
B. Yanni | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	0
B. Yanni | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0
M. Pykett | Ordinary shares
Shares Held [Line Items]
Shares held (in shares)	0
M. Pykett | Certificates of shares
Shares Held [Line Items]
Shares held (in shares)	0